DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			12 Months Ended
	Mar. 03, 2022 USD ($) $ / shares shares	Mar. 01, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 10.25
Common shares, par value, (per share)			$ 0.0001	$ 0.0001
Aggregate purchase price | $			$ 25,000
Condition for future business combination use of proceeds percentage			80
Condition For Future Business Combination Threshold Percentage Ownership			50
Condition For Future Business Combination Threshold Net Tangible Assets | $			$ 5,000,000
Redemption limit percentage without prior consent			15
Transaction Costs | $			$ 805,000
Redemption period upon closure			10 days
Redemption percentage upon closure			100.00%
Maximum allowed dissolution expenses | $			$ 100,000
Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 0.10
Number of shares in a unit | shares			1
Exercise price of warrants			$ 11.50
Public Warrants exercisable term after the completion of a business combination		30 days	30 days
Warrants exercisable term from the closing of the public offering		12 months	12 months
Public Warrants expiration term		5 years
Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares issuable per warrant | shares			0.75
Exercise price of warrants			$ 11.50
Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 0.10	15.00
Exercise price of warrants		$ 15.00	15
Price of warrant			$ 15.00
Sale of Private Placement Warrants (in shares) | shares		1,000,000	1,000,000
Public Warrants expiration term			10 years
Private Placement Warrants | Warrant share price at $10
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants		$ 10.00
Sale of Private Placement Warrants (in shares) | shares		55,000
Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 1.00	$ 11.50
Number of shares in a unit | shares			1
Exercise price of warrants		$ 11.50	$ 11.50
Price of warrant			$ 11.50
Sale of Private Placement Warrants (in shares) | shares		3,950,000	3,950,000
Public Warrants expiration term			5 years
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares		7,000,000	8,050,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10
Number of shares in a unit | shares		1
Number of warrants in a unit | shares	0.75
Number of shares issuable per warrant | shares		1	1
Exercise price of warrants		$ 11.50
Proceeds from issuance initial public offering | $	$ 80,500,000	$ 80,500,000
Investment of cash into Trust Account | $		$ 82,512,500
Period of initial business combination for closing of initial public offering			15 months
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price of warrant		$ 10.00
Initial Public Offering | Private Placement Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit		$ 10.25
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units sold | shares	1,050,000	1,050,000
Purchase price per unit			$ 11.50
Common shares, par value, (per share)	$ 0.0001
Sponsor | Private Placement
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Exercise price of warrants			$ 10.00
Proceeds from sale of private placement | $			$ 4,600,000
Sale of Private Placement Warrants (in shares) | shares			55,000
Aggregate purchase price | $			$ 4,600,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $15
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 0.10
Exercise price of warrants			$ 15
Sale of Private Placement Warrants (in shares) | shares			1,000,000
Sponsor | Private Placement | Private Placement Warrants | Warrant share price at $11.50
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Purchase price per unit			$ 1.00
Exercise price of warrants			$ 11.50
Sale of Private Placement Warrants (in shares) | shares			3,950,000